Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

	Year ended December 31
in € thousand	2024	2023
Raw materials	28,086	35,379
Work in progress	36,832	38,094
Finished goods	19,493	12,968
Purchased goods (third party products)	4,762	3,626
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	89,173	90,067
Less: write-down provision	(35,510)	(45,601)
INVENTORIES	53,663	44,466

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

	Year ended December 31
in € thousand	2024	2023
Raw materials	21,728	28,158
Work in progress	12,600	15,177
Finished goods	591	1,524
Purchased goods (third party products)	591	743
TOTAL WRITE-DOWN PROVISION	35,510	45,601